KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP      1800 Massachusetts Avenue, N.W.
                                                 Suite 200
                                                 Washington, DC  20036-1221
                                                 202.778.9000
                                                 Fax 202.778.9100
                                                 www.klng.com

                                October 31, 2005


EDGAR FILING
------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:  Heritage Capital Appreciation Trust
           File Nos. 2-98634 and 811-4338
           Post-Effective Amendment No. 29
           -------------------------------

Dear Sir or Madam:

     Pursuant to Section 8(c) of the Securities Act of 1933, as amended ("1933 Act"), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Heritage Capital Appreciation Trust ("Trust") is Post-Effective Amendment No. 29 to the Trust's currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

     The purposes of this filing are to: (1) register Class I, Class R3 and Class R5 shares of the Trust with the Securities and Exchange Commission; (2) update certain performance information for the Trust; and (3) make certain non-material changes to the Class A, Class B and Class C shares prospectus and Statement of Additional Information.

     The Trust requests that this filing be made effective January 2, 2006, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.


                                            Very truly yours,

                                            /s/ Francine J. Rosenberger

                                            Francine J. Rosenberger


cc:  Mathew Calabro
        Heritage Asset Management, Inc.